Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee does not take material non-public information into account when determining the timing or terms of equity award grants, and the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal year 2024, the Company did not grant stock options to any NEO in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that discloses material non-public information, and ending one business day after the filing or furnishing of any such report.